Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions		Jul. 31, 2026	Apr. 30, 2026	Oct. 31, 2025
Disclosure Of Deposits [line items]
Payable after notice	[1],[2]	$ 198,929
Payable on a fixed date	[1],[3]	508,504
Total	[1]	1,006,015	$ 981,489	$ 966,279
Canada [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	186,812
Payable on a fixed date	[3]	338,432
Total		721,945	701,998	692,600
United States [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	1,405
Payable on a fixed date	[3]	70,917
Total		116,693	113,529	101,495
United Kingdom [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	525
Payable on a fixed date	[3]	40,830
Total		41,355	41,184	34,046
Mexico [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	0
Payable on a fixed date	[3]	18,716
Total		41,737	39,520	39,091
Peru [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	1,119
Payable on a fixed date	[3]	6,820
Total		20,701	20,945	19,917
Chile [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	144
Payable on a fixed date	[3]	17,370
Total		24,815	24,054	23,135
Colombia [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	0
Payable on a fixed date	[3]	0
Total		0		10,408
Other International [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	8,924
Payable on a fixed date	[3]	15,419
Total		38,769	40,259	45,587
Personal [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	124,262
Payable on a fixed date	[3]	123,612
Total		298,070	295,240	301,718
Business and government [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	72,044
Payable on a fixed date	[3]	358,688
Total		668,662	644,305	627,667
Financial institution [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	2,623
Payable on a fixed date	[3]	26,204
Total		39,283	$ 41,944	$ 36,894
Interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	[1],[4]	250,453
Interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	171,617
Interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	43,595
Interest bearing [member] | United Kingdom [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	0
Interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	14,544
Interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	12,672
Interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	1,695
Interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	0
Interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	6,330
Interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	38,623
Interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	202,923
Interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	8,907
Non- interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	[1],[4]	48,129
Non- interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	25,084
Non- interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	776
Non- interest bearing [member] | United Kingdom [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	0
Non- interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	8,477
Non- interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	90
Non- interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	5,606
Non- interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	0
Non- interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	8,096
Non- interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	11,573
Non- interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	35,007
Non- interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	$ 1,549

[1]	Deposits denominated in U.S. dollars amount to $329,956 (April 30, 2026 – $317,453 ; October 31, 2025 – $297,065), deposits denominated in Chilean pesos amount to $21,091 (April 30, 2026 – $20,300; October 31, 2025 – $20,053), deposits denominated in Mexican pesos amount to $38,592 (April 30, 2026 – $36,731; October 31, 2025 – $35,941) and deposits denominated in other foreign currencies amount to $110,620 (April 30, 2026 – $109,608; October 31, 2025 – $117,530).
[2]	Deposits payable after notice include all deposits for which the Bank may require notice of withdrawal, generally savings accounts.
[3]	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
[4]	Deposits payable on demand include all deposits for which the Bank may not have the right to notice of withdrawal, generally chequing accounts.